Additional Notes - Summary of Obligations arising from Leases (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	€ 3,000	€ 33,000
Future Minimum Payments Performance Share And Unit Programs	9,500,000	5,105,000
Other	14,597,000	11,464,000
contractual obligation	24,100,000	16,602,000
Future payment commitments for clinical studies	442,500,000	236,500,000
Not later than one year [member]
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	0	8,000
Future Minimum Payments Performance Share And Unit Programs	200,000	0
Other	1,098,000	570,000
contractual obligation	1,298,000	578,000
Future payment commitments for clinical studies	228,400,000	138,900,000
Later than one year and not later than five years [member]
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	3,000	25,000
Future Minimum Payments Performance Share And Unit Programs	9,300,000	5,105,000
Other	13,499,000	10,894,000
contractual obligation	22,802,000	16,024,000
Future payment commitments for clinical studies	214,100,000	97,600,000
Later than five years [member]
Disclosure of operating lease [Line Items]
Future Minimum Leases Payments Of Low Value Assets And Other Short Term Leases	0	0
Future Minimum Payments Performance Share And Unit Programs	0	0
Other	0	0
contractual obligation	0	0
Future payment commitments for clinical studies	€ 0.0	€ 0.0